ING Prime Rate Trust (“Trust”)

ING Senior Income Fund (“Fund”)

Prospectus Supplement dated May 22, 2009

To the current Prospectuses for the above-named Trust/Company

The Board of Trustees/Directors of each of the Registrants listed above approved a change to the Transfer Agent for each Fund/Trust effective April 20, 2009.

ING Prime Rate Trust and ING Senior Income Fund

The Prospectuses for each Fund/Trust are hereby amended as follows:

All references to DST Systems, Inc. (“DST”) are hereby deleted and replaced with PNC Global Investing Servicing (U.S.) Inc. (“PNC”).

All references to DST are hereby deleted and replaced with PNC.

The section entitled “Trust Advisors and Agents — Transfer Agent” on the back cover of each Prospectus is hereby replaced deleted and replaced with the following:

PNC Global Investing Servicing (U.S.) Inc.

101 Sabin Street

Pawtucket, RI 02860

ING Senior Income Fund Only

The table in the section of the Prospectus entitled “Shareholder Guide - How to Purchase Shares” is amended to delete the second, third and fourth paragraphs in the column entitled “Initial Investment” for the row entitled “By Wire” and replace them with the following:

PNC

ABA# 031000053

Pittsburgh, PA

credit to:                           (the Fund)

A/C #8611773535: for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

(Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 9772

Providence, RI 02940-9772

The section entitled “Shareholder Guide — How to Purchase Shares — Class I Common Shares” on page 26 of the Prospectus is deleted in its entirely and replaced with the following:

The minimum initial investment for Class I Common Shares is $250,000.  Class I Common Shares are available only to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv)

accounts of or managed by trust departments; (v) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (vi) retirement plans affiliated with ING Groep; (vii) ING Groep affiliates for purposes of corporate cash management; and (viii) by other ING Funds in the ING Family of Funds.

The section entitled “Shareholder Guide — How to Purchase Shares — Class W Common Shares” is deleted in its entirely and replaced with the following:

The minimum initial investment for Class I Common Shares is $1,000.  Class W Common Shares are available only to: (i) wrap programs offered by broker-dealers and financial institutions; (ii) individuals whose accounts are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940; (iii) retirement plans affiliated with ING Groep; (iv) ING Groep affiliates for purposes of corporate cash management; and (v) by other ING Funds in the ING Family of Funds.

The following sentence is added as the third sentence to the first paragraph in the section entitled “Shareholder Guide — How to Purchase Shares” on page 27 of the Prospectus:

Minimum investment amounts may not be waived for individual accounts that are managed by an investment adviser representative, as defined in Rule 203A-3(a) under the Investment Advisers Act of 1940.

Please retain this Supplement with your prospectus for future reference.

ING Prime Rate Trust (“Trust”)

to the current Statement of Additional Information

dated June 30, 2008

Supplement dated May 22, 2009

The Board of Trustees/Directors of each of the Registrants listed above approved a change in the Transfer Agent for the Trust effective April 20, 2009.  The Statement of Additional Information for the Trust is hereby amended as follows:

All references to DST are hereby deleted and replaced with PNC.

Please retain this Supplement with your prospectus for future reference.